Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-84.24%
Australia-1.28%
IREN Ltd.(b)	4,514	$46,133
Canada-5.66%
Bitfarms Ltd.(b)(c)	29,254	42,418
Hive Digital Technologies Ltd.(b)	15,195	44,521
Hut 8 Corp.(b)	2,017	43,749
Sol Strategies, Inc.(b)	24,673	73,427
		204,115
China-7.92%
Alibaba Group Holding Ltd., ADR	567	56,043
Canaan, Inc., ADR(b)	24,559	50,837
Meitu, Inc.(d)	132,183	71,452
OSL Group Ltd.(b)	46,072	55,147
Tencent Holdings Ltd.	988	51,986
		285,465
Germany-3.93%
Bitcoin Group SE	885	45,723
Northern Data AG(b)	951	43,971
SAP SE	188	51,916
		141,610
Ireland-1.42%
Accenture PLC, Class A	133	51,198
Japan-1.40%
Rakuten Group, Inc.(b)	8,000	50,313
Norway-1.40%
Aker ASA, Class A	938	50,400
South Korea-1.22%
Samsung Electronics Co. Ltd.	1,235	44,107
Switzerland-1.36%
Nestle S.A.	576	49,071
Taiwan-1.33%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	229	47,934
United Kingdom-1.34%
Shell PLC, ADR	732	48,202
United States-55.98%
Advanced Micro Devices, Inc.(b)	389	45,105
Alphabet, Inc., Class A	245	49,985
Amazon.com, Inc.(b)	213	50,626
Applied Digital Corp.(b)	5,448	38,790
Bakkt Holdings, Inc.(b)(c)	1,867	32,785
Bank of America Corp.	1,026	47,504
Bit Digital, Inc.(b)	14,103	44,424
Bitdeer Technologies Group(b)(c)	2,551	47,245
Block, Inc., Class A(b)	547	49,679
Cipher Mining, Inc.(b)	9,391	53,810
Cisco Systems, Inc.	802	48,601
Citigroup, Inc.	647	52,685
CleanSpark, Inc.(b)(c)	4,705	49,120
Coinbase Global, Inc., Class A(b)	182	53,022
Core Scientific, Inc.(b)	3,382	41,497
Galaxy Digital Holdings Ltd., Class H, (Acquired 11/18/2022 - 01/21/2025; Cost $8,620)(b)(c)(e)	2,543	50,008
Goldman Sachs Group, Inc. (The)	82	52,513
Honeywell International, Inc.	216	48,323
	Shares	Value
United States-(continued)
Intel Corp.	2,384	$46,321
International Business Machines Corp.	212	54,208
Intuit, Inc.	76	45,715
JPMorgan Chase & Co.	195	52,123
MARA Holdings, Inc.(b)(c)	2,585	47,409
Mastercard, Inc., Class A	92	51,100
Micron Technology, Inc.	477	43,521
Microsoft Corp.	112	46,487
MicroStrategy, Inc., Class A(b)	144	48,210
NVIDIA Corp.	338	40,584
Oracle Corp.	290	49,317
PayPal Holdings, Inc.(b)	539	47,745
QUALCOMM, Inc.	298	51,533
Riot Platforms, Inc.(b)	3,944	46,855
Robinhood Markets, Inc., Class A(b)	1,162	60,366
Salesforce, Inc.	145	49,546
SoFi Technologies, Inc.(b)	3,257	51,395
Stronghold Digital Mining, Inc., Class A(b)	12,217	43,370
Terawulf, Inc.(b)(c)	8,617	41,103
Tesla, Inc.(b)	120	48,552
Texas Instruments, Inc.	247	45,599
Verizon Communications, Inc.	1,219	48,016
Visa, Inc., Class A	152	51,954
Walmart, Inc.	516	50,651
		2,017,402
Total Common Stocks & Other Equity Interests (Cost $2,031,573)		3,035,950
Exchange-Traded Funds-15.59%
United States-15.59%
Grayscale Bitcoin Trust ETF(b)	1,108	89,094
Bitwise Bitcoin ETF(b)	376	20,778
Fidelity Wise Origin Bitcoin Fund(b)	1,190	105,482
ARK 21Shares Bitcoin ETF(b)	237	24,015
iShares Bitcoin Trust(b)	4,923	284,106
Grayscale Bitcoin Mini Trust ETF(b)	438	19,714
VanEck Bitcoin ETF(b)	163	18,716
Total Exchange-Traded Funds (Cost $309,354)		561,905
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $2,340,927)		3,597,855
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.24%
Invesco Private Government Fund, 4.35%(f)(g)(h)	43,528	43,528
Invesco Private Prime Fund, 4.48%(f)(g)(h)	217,129	217,194
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $260,722)		260,722
TOTAL INVESTMENTS IN SECURITIES-107.07% (Cost $2,601,649)		3,858,577
OTHER ASSETS LESS LIABILITIES-(7.07)%		(254,631)
NET ASSETS-100.00%		$3,603,946

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented 1.98% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at January 31, 2025 represented 1.39% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$736,755	$(736,755)	$-	$-	$-	$296
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	188,767	534,734	(679,973)	-	-	43,528	1,767 *
Invesco Private Prime Fund	493,333	1,150,328	(1,426,467)	3	(3)	217,194	4,681 *
Total	$682,100	$2,421,817	$(2,843,195)	$3	$(3)	$260,722	$6,744

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-84.00%
Australia-2.82%
IREN Ltd.(b)(c)	33,563	$343,014
Canada-12.49%
Bitfarms Ltd.(b)(c)	217,874	315,917
Hive Digital Technologies Ltd.(b)(c)	113,029	331,175
Hut 8 Corp.(b)(c)	14,996	325,263
Sol Strategies, Inc.(b)	183,488	546,062
		1,518,417
China-8.78%
Canaan, Inc., ADR(b)	182,846	378,491
Meitu, Inc.(c)(d)	297,526	160,829
OSL Group Ltd.(b)	342,837	410,368
Tencent Holdings Ltd.	2,226	117,126
		1,066,814
Germany-5.49%
Bitcoin Group SE	6,585	340,211
Northern Data AG(b)	7,078	327,265
		667,476
Japan-0.93%
Rakuten Group, Inc.(b)	17,984	113,103
Norway-0.93%
Aker ASA, Class A	2,116	113,694
South Korea-0.81%
Samsung Electronics Co. Ltd.	2,762	98,641
Taiwan-0.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	516	108,009
United States-50.86%
Advanced Micro Devices, Inc.(b)	878	101,804
Alphabet, Inc., Class A	551	112,415
Applied Digital Corp.(b)(c)	40,568	288,844
Bakkt Holdings, Inc.(b)(c)	13,880	243,733
Bit Digital, Inc.(b)(c)	104,967	330,646
Bitdeer Technologies Group(b)(c)	18,979	351,491
Block, Inc., Class A(b)	1,234	112,072
Cipher Mining, Inc.(b)(c)	69,884	400,435
CleanSpark, Inc.(b)	34,956	364,941
Coinbase Global, Inc., Class A(b)	1,358	395,626
Core Scientific, Inc.(b)	25,107	308,063
Galaxy Digital Holdings Ltd., Class H, (Acquired 12/16/2022 - 01/21/2025; Cost $106,432)(b)(c)(e)	18,917	372,005
Goldman Sachs Group, Inc. (The)	184	117,834
JPMorgan Chase & Co.	440	117,612
MARA Holdings, Inc.(b)(c)	19,226	352,605
Micron Technology, Inc.	1,075	98,083
	Shares	Value
United States-(continued)
Microsoft Corp.	252	$104,595
MicroStrategy, Inc., Class A(b)	1,063	355,882
NVIDIA Corp.	761	91,373
PayPal Holdings, Inc.(b)	1,216	107,713
Riot Platforms, Inc.(b)	29,321	348,333
Robinhood Markets, Inc., Class A(b)	2,615	135,849
SoFi Technologies, Inc.(b)	7,339	115,809
Stronghold Digital Mining, Inc., Class A(b)	90,791	322,308
Terawulf, Inc.(b)(c)	64,023	305,390
Tesla, Inc.(b)	271	109,647
Visa, Inc., Class A	342	116,896
		6,182,004
Total Common Stocks & Other Equity Interests (Cost $7,016,478)		10,211,172
Exchange-Traded Funds-15.92%
United States-15.92%
Grayscale Bitcoin Trust ETF(b)	3,817	306,925
Bitwise Bitcoin ETF(b)	1,301	71,893
Fidelity Wise Origin Bitcoin Fund(b)	4,102	363,601
ARK 21Shares Bitcoin ETF(b)	814	82,483
iShares Bitcoin Trust(b)	16,948	978,069
Grayscale Bitcoin Mini Trust ETF(b)	1,504	67,695
VanEck Bitcoin ETF(b)	558	64,070
Total Exchange-Traded Funds (Cost $1,160,805)		1,934,736
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $8,177,283)		12,145,908
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.39%
Invesco Private Government Fund, 4.35%(f)(g)(h)	586,645	586,645
Invesco Private Prime Fund, 4.48%(f)(g)(h)	1,526,411	1,526,869
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,113,514)		2,113,514
TOTAL INVESTMENTS IN SECURITIES-117.31% (Cost $10,290,797)		14,259,422
OTHER ASSETS LESS LIABILITIES-(17.31)%		(2,104,214)
NET ASSETS-100.00%		$12,155,208

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented 1.32% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at January 31, 2025 represented 3.06% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,460,255	$(2,460,255)	$-	$-	$-	$885
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	781,885	3,388,131	(3,583,371)	-	-	586,645	8,284 *
Invesco Private Prime Fund	2,180,165	6,378,309	(7,031,605)	89	(89)	1,526,869	21,686 *
Total	$2,962,050	$12,226,695	$(13,075,231)	$89	$(89)	$2,113,514	$30,855

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,521,864	$514,086	$-	$3,035,950
Exchange-Traded Funds	561,905	-	-	561,905
Money Market Funds	-	260,722	-	260,722
Total Investments	$3,083,769	$774,808	$-	$3,858,577
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,529,935	$1,681,237	$-	$10,211,172
Exchange-Traded Funds	1,934,736	-	-	1,934,736
Money Market Funds	-	2,113,514	-	2,113,514
Total Investments	$10,464,671	$3,794,751	$-	$14,259,422